Financial Risk Management - Summary of Changes in Equity and Earnings from Interest Rate Risk (Details) - Kookmin Bank - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Scenario 1 (Parallel Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	₩ 1,211,285	₩ 165,634
Changes in net interest income	494,957	162,959
Scenario 2 (Parallel Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	0	290,330
Changes in net interest income	0	0
Scenario 3 (Short-Term Decline, Long-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	338,439	266,737
Scenario 4 (Short-Term Rise, Long-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	620,553	268,261
Scenario 5 (Short-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	901,087	288,737
Maximum of 6 scenarios
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	1,211,285	290,330
Changes in net interest income	494,957	162,959
Scenario 6 (Short-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	90,869	132,998
Basic Capital
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	₩ 33,478,665	₩ 30,963,124